Contract assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concession Assets [Member]
Disclosure of contract assets [Line Items]
PercentageOfConstructionIncome	1.65%	1.65%
Operating and maintenance margin	1.65%	1.65%
Remuneration rate	9.12%	9.62%
Contract correction index	IPCA (b)	IPCA (b)
Annual RAP, according to Homologatory Resolution	R$ 1,033,357	R$ 611,620
R B S E Assets Financial [Member]
Disclosure of contract assets [Line Items]
Remuneration rate	8.11%	8.11%
Contract correction index	IPCA	IPCA
Annual RAP, according to Homologatory Resolution	R$ 176,267	R$ 209,055
R B S E Assets Economic [Member]
Disclosure of contract assets [Line Items]
Remuneration rate	11.10%	11.10%
Contract correction index	IPCA	IPCA
Annual RAP, according to Homologatory Resolution	R$ 122,087	R$ 115,920